Consolidated Statements of Changes in Shareholders' Deficit - Entity [Domain] - USD ($) $ in Thousands	Total	Common Class C [Member]	Common Class B [Member]	Common Class A [Member]	Common Stock [Member]	Noncontrolling Interest [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Balances (in shares) at Dec. 31, 2011		58,967,502	555,556	24,106,139
Balances at Dec. 31, 2011	$ (7,471,941)				$ 83	$ 521,794	$ 2,132,368	$ (9,857,267)	$ (266,043)	$ (2,876)
Net income (loss)	(411,190)					13,289		(424,479)
Issuance (forfeiture) of restricted stock (in shares)				3,543,238
Issuance (forfeiture) of restricted stock	3,091				4	6,381	(4)			(3,290)
Amortization of share-based compensation	28,540					10,589	17,951
Purchases of additional noncontrolling interest	28					28
Dividend declared and paid to noncontrolling interests	(244,734)					(244,734)
Other	(17,622)					(9,228)	(8,394)
Other comprehensive income	118,637					5,878			112,759
Balances (in shares) at Dec. 31, 2012		58,967,502	555,556	27,649,377
Balances at Dec. 31, 2012	(7,995,191)				87	303,997	2,141,921	(10,281,746)	(153,284)	(6,166)
Net income (loss)	(583,517)					23,366		(606,883)
Issuance (forfeiture) of restricted stock (in shares)				1,855,002
Issuance (forfeiture) of restricted stock	3,769				2	4,192	(2)			(423)
Amortization of share-based compensation	16,715					7,725	8,990
Dividend declared and paid to noncontrolling interests	(91,887)					(91,887)
Other	(1,259)					614	(2,606)			733
Other comprehensive income	(45,265)					(2,476)			(42,789)
Balances (in shares) at Dec. 31, 2013		58,967,502	555,556	29,504,379
Balances at Dec. 31, 2013	(8,696,635)				89	245,531	2,148,303	(10,888,629)	(196,073)	(5,856)
Net income (loss)	(762,158)					31,603		(793,761)
Issuance (forfeiture) of restricted stock (in shares)				(196,796)
Issuance (forfeiture) of restricted stock	1,244					2,237				(993)
Amortization of share-based compensation	10,713					7,743	2,970
Purchases of additional noncontrolling interest	(48,750)					(1,944)	(42,881)		(3,925)
Dividend declared and paid to noncontrolling interests	(40,027)					(40,027)
Other	77					77	(5,603)			5,603
Other comprehensive income	(129,672)					(21,080)			(108,592)
Balances (in shares) at Dec. 31, 2014		58,967,502	555,556	29,307,583
Balances at Dec. 31, 2014	$ (9,665,208)				$ 89	$ 224,140	$ 2,102,789	$ (11,682,390)	$ (308,590)	$ (1,246)